Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes
Income Taxes

Note 21 - Income Taxes

Income tax expense for the years ended December 31, 2025 and 2024 was as follows:

	2025	2024
Current income tax expense
Expense for the year	$163.0	$127.0
Global minimum tax	33.8	19.8
Adjustments in respect of prior years	(1.0)	(1.3)
Current income tax expense	$195.8	$145.5
Deferred income tax expense
Origination and reversal of temporary differences	$106.2	$18.5
Impact of changes in tax rates	0.1	0.1
Change in unrecognized deductible temporary differences	(0.8)	(1.1)
Impact of Barbados corporate tax reform	—	49.1
Adjustments in respect of prior years	2.4	—
Other	0.2	(0.3)
Deferred income tax expense	108.1	66.3
Income tax expense	$303.9	$211.8

A reconciliation of the product of net income before taxes multiplied by the combined Canadian federal and provincial statutory rate to the provision for income taxes as shown in the consolidated statement of income and comprehensive income for the years ended December 31, 2025 and 2024, is as follows:

	2025	2024
Net income before income taxes	$1,416.0	$763.9
Statutory tax rate	26.5%	26.5%
Tax expense at statutory rate	$375.2	$202.4
Reconciling items
Change in unrecognized deductible temporary differences	$(0.8)	$(1.1)
Impact of Barbados corporate tax reform	—	49.1
Income not taxable	(7.0)	(0.8)
Differences in foreign statutory tax rates	(102.2)	(58.1)
Global minimum tax	33.8	19.8
Differences due to changing future tax rates	0.1	0.1
Foreign withholding taxes	0.2	0.5
Adjustments in respect of prior years	1.4	(1.3)
Other	3.2	1.2
Income tax expense	$303.9	$211.8

Income tax expense recognized in other comprehensive income (loss) is as follows:

	2025			2024
	Income		Income	Loss		Loss
	before	Tax	after	before	Tax	after
	tax	expense	tax	tax	expense	tax
Net gain on changes in the fair value of equity investments at FVTOCI	$802.3	$(106.0)	$696.3	$46.6	$(6.2)	$40.4
Currency translation adjustment	91.2	—	91.2	(131.3)	—	(131.3)
Other comprehensive income (loss)	$893.5	$(106.0)	$787.5	$(84.7)	$(6.2)	$(90.9)
Income tax expense in other comprehensive income (loss)		$(106.0)			$(6.2)

The significant components of deferred income tax assets and liabilities as at December 31, 2025 and 2024 are as follows:

	2025	2024
Deferred income tax assets
Deductible temporary differences relating to
Royalty, stream and working interests	$21.8	$22.8
Non-capital loss carry-forwards	1.4	6.4
Other	—	1.6
	$23.2	$30.8

Deferred income tax liabilities
Taxable temporary differences relating to
Royalty, stream and working interests	$385.5	$233.9
Share issue and debt issue costs	0.2	0.2
Non-capital loss carry-forwards	(52.1)	(2.6)
Investments	117.0	14.7
Other	(9.9)	(8.2)
	$440.7	$238.0
Deferred income tax liabilities, net	$417.5	$207.2

The movement in net deferred tax liabilities during the years ended December 31, 2025 and 2024 is as follows:

	2025	2024
Balance, beginning of year	$207.2	$143.1
Recognized in net income	108.1	66.3
Recognized in other comprehensive income (loss)	106.0	6.2
Foreign exchange	(3.8)	(8.4)
Balance, end of year	$417.5	$207.2

The Company has recognized deferred tax assets in respect of the following non-capital losses as at December 31, 2025 that can be applied against future taxable profit:

Country	Type	Amount	Expiry date
Canada	Non-Capital Losses	$197.2	2032-2045
Chile	Non-Capital Losses	5.3	No expiry
		$202.5

Unrecognized Deferred Tax Assets and Liabilities

The aggregate amount of taxable temporary differences associated with investments in subsidiaries, for which deferred tax liabilities have not been recognized as at December 31, 2025 is $960.3 million (2024 – $846.7 million). No deferred tax liabilities are recognized on the temporary differences associated with investment in subsidiaries because the Company controls the timing of reversal and it is not probable that they will reverse in the foreseeable future.

The aggregate amount of deductible temporary differences associated with other items, for which deferred tax assets have not been recognized as at December 31, 2025 is $650.8 million (2024 – $675.0 million). No deferred tax asset is recognized in respect of these items because it is not probable that future taxable profits will be available against which the Company can utilize the benefit.

Deductible temporary differences, losses and unused tax credits for which no deferred tax assets have been recognized are attributable to the following:

	2025	2024
Royalty, stream and working interests - Chile, Barbados	$650.8	$675.0
	$650.8	$675.0

Global Minimum Tax:

On June 20, 2024, the Government of Canada enacted the Global Minimum Tax Act (“GMTA”) which implements key measures of the Organisation for the Economic Co-operation and Development’s (“OECD”) Pillar Two Global Minimum Tax (“GMT”) in Canada. The GMTA includes the introduction of a 15% global minimum tax that applies to large multinational enterprise groups with global consolidated revenues over €750 million. The legislation is effective from January 1, 2024 and as a result, the Company is liable to pay a top-up tax in Canada when the effective tax rate in a jurisdiction which its subsidiary operates in is below the 15% minimum rate.

All entities in the Franco-Nevada group have an effective tax rate of at least 15% for the year ended December 31, 2025, including its subsidiary in Barbados as a result of the new measures enacted by the Government of Barbados as described below. Therefore, no current tax expense was recognized in respect of the GMTA for the year ended December 31, 2025.

The Company has applied the mandatory exception to recognizing and disclosing information about deferred taxes arising from Pillar Two, as provided in IAS 12 Income Taxes.

Barbados Corporate Tax Reform:

In May 2024, the Government of Barbados enacted legislation to implement tax measures in response to the OECD Pillar Two GMT initiative. The measures include an increase of the Barbados corporate tax rate to 9% effective January 1, 2024.

The measures also introduce a Qualified Domestic Minimum Top-Up Tax for tax years beginning on or after January 1, 2024, which will top-up the Barbados effective tax rate payable by an entity subject to Pillar Two, to 15%. This resulted in the Company’s subsidiary in Barbados recognizing an additional current tax expense of $33.8 million (2024 – $19.8 million) related to its earnings for the year ended December 31, 2025. This amount is payable on or before March 31, 2027 and accordingly is classified as a non-current liability.

Canada Revenue Agency Audit:

The Company reached a settlement with the Canada Revenue Agency in respect of its tax dispute in connection with the 2013-2019 taxation years, as referenced in Note 28 (b).